Note 8 - Fair Value - Fair Value Instruments Carried At Cost - Main Valuation Techniques - Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	€ 690,059	€ 731,856	€ 749,855
Level 2 Of Fair Value Hierarchy [Member] | Loans and receivables [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	9,475
Level 2 Of Fair Value Hierarchy [Member] | Loans and receivables [Member] | Central Banks [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	0
Level 2 Of Fair Value Hierarchy [Member] | Loans and receivables [Member] | Credit Institutions [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	0
Level 2 Of Fair Value Hierarchy [Member] | Loans and receivables [Member] | Customers [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	134
Level 2 Of Fair Value Hierarchy [Member] | Loans and receivables [Member] | Debt Securities [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	9,341
Level 2 Of Fair Value Hierarchy [Member] | Held-to-maturity investments [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	138
Level 2 Of Fair Value Hierarchy [Member] | Held-to-maturity investments [Member] | Debt Securities [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	138
Level 3 Of Fair Value Hierarchy [Member] | Loans and receivables [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	429,517
Level 3 Of Fair Value Hierarchy [Member] | Loans and receivables [Member] | Central Banks [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	7,300
Level 3 Of Fair Value Hierarchy [Member] | Loans and receivables [Member] | Credit Institutions [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	26,654
Level 3 Of Fair Value Hierarchy [Member] | Loans and receivables [Member] | Customers [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	394,562
Level 3 Of Fair Value Hierarchy [Member] | Loans and receivables [Member] | Debt Securities [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	999
Level 3 Of Fair Value Hierarchy [Member] | Held-to-maturity investments [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	19
Level 3 Of Fair Value Hierarchy [Member] | Held-to-maturity investments [Member] | Debt Securities [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Assets	€ 19
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Loans and receivables [Member] | Central Banks [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Valuation Techniques	Present-value method (Discounted future cash flows)
Inputs Used In Fair Value Measurement Assets	- Credit spread - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Loans and receivables [Member] | Customers [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Valuation Techniques	Present-value method (Discounted future cash flows)
Inputs Used In Fair Value Measurement Assets	- Credit spread - Prepayment rates - Interest rate yield